CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 113	$ 405
Accounts receivable, less allowance for doubtful accounts ($397 at December 31, 2011 and $352 at December 31, 2010)	1,278	1,143
Inventories of supplies, at cost	161	156
Income tax receivable	7	22
Current portion of deferred income taxes	418	282
Assets held for sale	2	14
Other current assets	378	289
Total current assets	2,357	2,311
Investments and other assets	156	164
Deferred income taxes, net of current portion	374	627
Property and equipment, at cost, less accumulated depreciation and amortization ($3,386 at December 31, 2011 and $3,100 at December 31, 2010)	4,350	4,304
Goodwill	736	652
Other intangible assets, at cost, less accumulated amortization ($360 at December 31, 2011 and $302 at December 31, 2010)	489	442
Total assets	8,462	8,500
Current liabilities:
Current portion of long-term debt	66	67
Accounts payable	760	720
Accrued compensation and benefits	376	363
Professional and general liability reserves	75	84
Accrued interest payable	112	115
Accrued legal settlement costs	64	8
Other current liabilities	362	368
Total current liabilities	1,815	1,725
Long-term debt, net of current portion	4,294	3,997
Professional and general liability reserves	337	383
Accrued legal settlement costs	2	22
Other long-term liabilities	506	554
Total liabilities	6,954	6,681
Commitments and contingencies
Redeemable noncontrolling interests in equity of consolidated subsidiaries	16	0
Shareholders' equity:
Preferred stock, $0.15 par value; authorized 2,500,000 shares; 345,000 of 7% mandatory convertible shares with a liquidation preference of $1,000 per share issued at both December 31, 2011 and 2010	334	334
Common stock, $0.05 par value; authorized 1,050,000,000 shares; 551,468,550 shares issued at December 31, 2011 and 550,882,110 shares issued at December 31, 2010	27	27
Additional paid-in capital	4,407	4,449
Accumulated other comprehensive loss	(52)	(43)
Accumulated deficit	(1,440)	(1,522)
Common stock in treasury, at cost, 136,442,696 shares at December 31, 2011 and 65,098,918 shares at December 31, 2010	(1,853)	(1,479)
Total shareholders' equity	1,423	1,766
Noncontrolling interests	69	53
Total equity	1,492	1,819
Total liabilities and equity	$ 8,462	$ 8,500